Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Schedule Of Obligations Under Debt Arrangements

	December 31,
	2014	2013
Senior secured credit facility	$550,400	$582,800
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	350,639	350,772
5.750% senior unsecured notes	$350,000	350,000
5.625% senior unsecured notes	$350,000	—
Total long-term debt	$1,601,039	$1,283,572